Share-based Payments - Disclosure of subsidiary share-based payments (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	13,414,118		10,916,086	8,472,827
Number of share options granted in share-based payment arrangement (in shares)	8,881,000		5,424,000	4,076,982
Exercised (in shares)	(577,022)		(2,238,187)	(514,410)
Outstanding at end of period (in shares)	17,793,881		13,414,118	10,916,086
Alivio
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	0		3,888,168	3,698,244
Number of share options granted in share-based payment arrangement (in shares)			197,398	189,924
Exercised (in shares)			(2,373,750)	0
Expired During the Year			(506,260)	0
Forfeited (in shares)			(1,205,556)	0
Deconsolidation (in shares)			0	0
Outstanding at end of period (in shares)			0	3,888,168
Entrega
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	349,500		962,000	972,000
Number of share options granted in share-based payment arrangement (in shares)	45,000		0	0
Exercised (in shares)		0	(525,000)	0
Expired During the Year	(50,000)		(87,500)	0
Forfeited (in shares)	0		0	(10,000)
Deconsolidation (in shares)	0		0	0
Outstanding at end of period (in shares)	344,500		349,500	962,000
Follica
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	2,686,120		1,309,040	1,309,040
Number of share options granted in share-based payment arrangement (in shares)	90,000		1,383,080	0
Exercised (in shares)		0	0	0
Expired During the Year	0		(6,000)	0
Forfeited (in shares)	0		0	0
Deconsolidation (in shares)	0		0	0
Outstanding at end of period (in shares)	2,776,120		2,686,120	1,309,040
Sonde
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	2,049,004		2,192,834	1,829,004
Number of share options granted in share-based payment arrangement (in shares)	0		0	363,830
Exercised (in shares)		0	0	0
Expired During the Year	0		(51,507)	0
Forfeited (in shares)	0		(92,323)	0
Deconsolidation (in shares)	(2,049,004)		0	0
Outstanding at end of period (in shares)	0		2,049,004	2,192,834
Vedanta
Subsidiary Plans [Line Items]
Outstanding at beginning of period (in shares)	1,991,637		1,741,888	1,450,100
Number of share options granted in share-based payment arrangement (in shares)	490,506		451,532	493,951
Exercised (in shares)		(400,000)	(52,938)	(813)
Expired During the Year	(65,235)		(76,491)	0
Forfeited (in shares)	(192,332)	(192,332)	(72,354)	(201,350)
Deconsolidation (in shares)	0		0	0
Outstanding at end of period (in shares)	1,824,576		1,991,637	1,741,888